UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number 811-05149



Name of Fund: Merrill Lynch Funds for Institutions Series Merrill Lynch

Government Fund Merrill Lynch Institutional Fund Merrill Lynch Institutional

Tax-Exempt Fund Merrill Lynch Premier Institutional Fund Merrill Lynch Select

Institutional Fund Merrill Lynch Treasury Fund



Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809



Name and address of agent for service: Donald C. Burke, Chief Executive

Officer, Merrill Lynch Funds for Institutions Series, 800 Scudders Mill Road,

Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011



Registrant's telephone number, including area code: (800) 626-1960 Date of fiscal year end: 04/30 Date of reporting period: 07/01/2007 -- 06/30/2008



Item 1 -- Proxy Voting Record -- There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended

June 30, 2008 with respect to which the registrant was entitled to vote.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Merrill Lynch Funds for Institutions Series



By: /s/ Donald C. Burke

Donald C. Burke

Chief Executive Officer of

Merrill Lynch Funds for Institutions Series



Date: August 15, 2008